Derivative Instruments and Hedging Activities (Effects of Derivative Instruments on Consolidated Statements of Income) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in income on derivative	¥ (1,189)	¥ (3,925)	¥ (1,835)
Derivative assets	28,737	42,383
Not designated as hedging instrument
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in income on derivative	(109,016)	26,441	(26,476)
Derivative assets	17,808	40,548
Not designated as hedging instrument | Interest rate contracts | Financial services revenue
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in income on derivative	(9,603)	1,190	(3,192)
Not designated as hedging instrument | Foreign exchange contracts | Financial services revenue
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in income on derivative	(10,730)	2,473	(8,198)
Not designated as hedging instrument | Foreign exchange contracts | Foreign exchange loss, net
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in income on derivative	(8,454)	10,184	(7,437)
Not designated as hedging instrument | Equity Contracts | Financial services revenue
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in income on derivative	(85,118)	15,438	(7,649)
Not designated as hedging instrument | Bond contracts | Financial services revenue
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in income on derivative	99	(2,954)
Not designated as hedging instrument | Commodity contracts | Financial services revenue
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in income on derivative	4,790	110
Amortized Cost
Derivative Instruments, Gain (Loss) [Line Items]
Derivative assets	105,039	106,335
Amortized Cost | Interest rate contracts | Marketable securities
Derivative Instruments, Gain (Loss) [Line Items]
Derivative assets	30,167	15,255
Amortized Cost | Interest rate contracts | Securities investments and other
Derivative Instruments, Gain (Loss) [Line Items]
Derivative assets	74,872	91,080
Fair Value Hedging | Interest rate contracts | Financial services revenue
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in income on derivative	(1,189)	(3,925)	(1,835)
Cash Flow Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in OCI on derivative	(5,360)	(981)	(1,093)
Amount of gain or (loss) reclassified from accumulated OCI into income (effective portion)	(5,360)	(981)	(1,093)
Unrealized gain (loss) on cash flow hedging instruments	8,206	2,799	2,315
Cash Flow Hedging | Interest rate contracts
Derivative Instruments, Gain (Loss) [Line Items]
Components included in the assessment of hedge effectiveness	10,153	0	0
Cash Flow Hedging | Interest rate contracts | Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in OCI on derivative	285	0	0
Amount of gain or (loss) reclassified from accumulated OCI into income (effective portion)	285	0	0
Cash Flow Hedging | Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in OCI on derivative	(2,210)	1,712	2,315
Amount of gain or (loss) reclassified from accumulated OCI into income (effective portion)	(2,210)	1,712	2,315
Gain (loss) from unrealized gains (losses)	263	1,087	0
Cash Flow Hedging | Foreign exchange contracts | Cost of Sales
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in OCI on derivative	0		(1,093)
Amount of gain or (loss) reclassified from accumulated OCI into income (effective portion)	0		(1,093)
Cash Flow Hedging | Foreign exchange contracts | Net sales
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) from unrealized gains (losses)	(263)	(1,087)
Components included in the assessment of hedge effectiveness	(5,382)	¥ 106	¥ 0
Cumulative effect to carrying amount of hedged items by fair value hedges
Derivative Instruments, Gain (Loss) [Line Items]
Derivative assets	0
Cumulative effect to carrying amount of hedged items by fair value hedges | Interest rate contracts | Marketable securities
Derivative Instruments, Gain (Loss) [Line Items]
Derivative assets	0
Cumulative effect to carrying amount of hedged items by fair value hedges | Interest rate contracts | Securities investments and other
Derivative Instruments, Gain (Loss) [Line Items]
Derivative assets	¥ 0